SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
UNITED STATES
ASSET-BACKED ISSUER
THE SECURITIES EXCHANGE ACT OF 1934
For the monthly distribution period from
(Exact name of depositor as specified in its charter)
(State or other jurisdiction of incorporation or organization of the issuing entity)
(Telephone number, including area code)
2 7 - A u g - 0 7
Structured Asset Mortgage Investments II Inc.
(I.R.S. Employer Identification No.)
30-0183252
(Address of principal executive offices of issuing entity) (Zip Code)
DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
to
26-Jul-07
(Exact name of issuing entity as specified in its charter)
Commission File Number of Issuing entity:
333-140247-08
Commission File Number of depositor:
333-140247
(Exact name of sponsor as specified in its charter)
EMC Mortgage Corporation
(Former name, former address, if changed since last report)
No Change
PRIME MORTGAGE TRUST 2007-2
383 Madison Avenue
New York, New York
10179
2 1 2 - 2 7 2 - 2 0 0 0
Delaware
FORM 10-D
Registered/reporting pursuant to (check one)
Section 12(b) Section 12(g) Section 15(d)
Name of exchange
Title of Class
Has the registrant (1) filed all reports required to be filed by Section 13 or 15(d) of the Securities and Exchange Act of 1934
during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days?
YES NO
(If Section 12(b))
PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
X
On August 27, 2007 a distribution was made to holders of PRIME MORTGAGE TRUST 2007-2, Prime Mortgage Trust,
Mortgage Pass-Through Certificates, Series 2007-2. The monthly report to holders is attached as Exhibit 99.1.
A-1 [___] [___] [_X_]
A-2 [___] [___] [_X_]
A-3 [___] [___] [_X_]
B-1 [___] [___] [_X_]
B-2 [___] [___] [_X_]
B-3 [___] [___] [_X_]
B-4 [___] [___] [_X_]
B-5 [___] [___] [_X_]
B-6 [___] [___] [_X_]
PO [___] [___] [_X_]
R [___] [___] [_X_]
X [___] [___] [_X_]
Item 9. Exhibits.
(b) The exhibits required to be filed by the Registrant pursuant to this form are listed in the Exhibit Index that immediately follows on the signature page hereof.
PART II - OTHER INFORMATION
(a) The following is a list of documents filed as part of this Report on Form 10-D:
(99.1)
Monthly report distributed to holders of PRIME MORTGAGE TRUST 2007-2, Prime Mortgage Trust,
Mortgage Pass-Through Certificates, Series 2007-2, relating to the August 27, 2007 distribution.
On August 6, 2007, American Home Mortgage Acceptance, Inc., American Home Mortgage Investment Corp.,
American Home Mortgage Servicing, Inc. and certain related entities, including American Home Mortgage Corp. (an originator of the mortgage loans included in the Prime Mortgage Trust 2007-2, Mortgage Pass-Through Certificates,
Series 2007-2 transaction that closed on April 30, 2007) filed a voluntary petition for relief under Chapter 11 of the
U.S. Bankruptcy Code, 11 U.S.C. section 101 et seq., in the United States Bankruptcy Court for the District of
Delaware. These proceedings are being jointly administered under Case No. 07-11047 (CSS).
Item 2. Legal Proceedings.
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.
Date:
(Signature)
Structured Asset Mortgage Investments II Inc.
Mark T. Novachek
Senior Vice President
Mark T. Novachek
/s/ :
9/10/2007
(Depositor)
EXHIBIT INDEX
Exhibit Number
Description
Exhibit 99.1
Monthly report distributed to holders of PRIME MORTGAGE TRUST 2007-2, Prime Mortgage Trust,
Mortgage Pass-Through Certificates, Series 2007-2, relating to the August 27, 2007 distribution.